SUPPLEMENT DATED SEPTEMBER 28, 2004

TO THE

PROSPECTUSES

AND STATEMENTS OF ADDITIONAL INFORMATION OF THE

FUNDS INDICATED BELOW

There are four items covered in this Supplement. In summary, Item 1 describes certain pricing-related matters that you should consider when you evaluate which share class best meets your needs. Item 2 clarifies the standards that are applied for certain funds that purchase the securities of small, mid or large capitalization companies. Item 3 sets forth certain share class eligibility requirements in connection with purchases by retirement plans. Item 4 notes that Fund share certificates will no longer be issued. The modifications described herein pertain only to those Funds (or share classes) listed immediately following the description of each item. For more information, please contact your Service Agent.

Item 1:

The information set forth under the heading “Choosing A Class of Shares To Buy” and “Sales Charges — Class A Shares — Qualifying for a reduced Class A Sales Charge” in each of the Prospectuses for the Funds listed below is revised in its entirety to read as follows:

Choosing a class of shares to buy

You can choose among the classes of shares described in this Prospectus. Each class has different sales charges and expenses, allowing you to choose the class that best meets your needs. When choosing which class of shares to buy, you should consider:

•	How much you plan to invest.

•	How long you expect to own the shares.

•	The expenses paid by each class detailed in the Fee Table and Example at the front of this Prospectus.

•	Whether you qualify for any reduction or waiver of sales charges.

The following paragraph does not apply to the following funds: Smith Barney Investment Trust — Smith Barney Intermediate Maturity California Municipals Fund and Smith Barney Intermediate Maturity New York Municipals Fund, Smith Barney Muni Funds — Limited Term Portfolio and Smith Barney Trust II — Smith Barney Short Duration Municipal Income Fund.

If you are choosing between Class A and Class B shares, it will in almost all cases be the more economical choice for you to purchase Class A shares if you plan to purchase shares in an amount of $50,000 or more (whether in a single purchase or through aggregation of eligible holdings). This is because of the reduced sales charge available on larger investments of Class A shares and the lower ongoing expenses of Class A shares compared to Class B shares.

You may buy shares from:

•	Certain broker/dealers, financial intermediaries, financial institutions or a distributor’s financial consultants (each called a “Service Agent”).

•	The fund, but only if you are investing through certain qualified plans or Service Agents.

Not all classes of shares are available through all Service Agents. You should contact your Service Agent for further information.

Qualifying for a reduced Class A sales charge There are several ways you can combine multiple purchases of Class A shares of Smith Barney funds to take advantage of the breakpoints in the sales charge schedule. In order to take advantage of reductions in sales charges that may be available to you when you purchase fund shares, you must inform your Service Agent or the sub-transfer agent if you have entered into a letter of intent or a right of accumulation and if there are other accounts in which there are holdings eligible to be aggregated with your purchase. You may need to provide certain records, such as account statements for accounts held by family members or accounts you hold at another broker-dealer or financial intermediary, in order to verify your eligibility for reduced sales charges.

Accumulation privilege — lets you combine the current total net asset value of all Class A shares of the fund and other Smith Barney funds that are owned

•	by you, or

•	by your spouse and children under the age of 21

and that are offered with a sales charge, with the dollar amount of your next purchase of Class A shares for purposes of calculating the initial sales charge. Certain trustees and fiduciaries may be entitled to combine accounts in determining their sales charge.

Letter of intent — lets you purchase Class A shares of the fund and other Smith Barney funds over a 13-month period and pay the same sales charge, if any, as if all shares had been purchased at once. You may include the dollar amount of purchases on which you paid a sales charge made within 90 days before you sign the letter.

Waivers for certain Class A investors Class A initial sales charges are waived for certain types of investors, including:

•	Employees of NASD members

•	Investors participating in “wrap fee” or asset allocation programs or other fee-based arrangements sponsored by affiliated and non-affiliated broker-dealers and other financial institutions that have entered into agreements with Citigroup Global Markets Inc.

•	Investors who redeemed Class A shares of a Smith Barney fund in the past 60 days, if the investor’s Service Agent is notified

If you qualify for a waiver of the Class A initial sales charge, you must notify your Service Agent or the sub-transfer agent at the time of purchase.

SMITH BARNEY AGGRESSIVE GROWTH FUND INC.	December 29, 2003
SMITH BARNEY ALLOCATION SERIES INC.	May 28, 2004
BALANCED PORTFOLIO
GROWTH PORTFOLIO
HIGH GROWTH PORTFOLIO

SMITH BARNEY APPRECIATION FUND INC.	April 29, 2004
SMITH BARNEY CALIFORNIA MUNICIPALS FUND INC.	June 28, 2004

SMITH BARNEY EQUITY FUNDS	May 28, 2004
SMITH BARNEY SOCIAL AWARENESS FUND

SMITH BARNEY FUNDAMENTAL VALUE FUND INC.	January 28, 2004

SMITH BARNEY FUNDS, INC.
SMITH BARNEY LARGE CAP VALUE FUND	April 29, 2004

SMITH BARNEY INCOME FUNDS
SMITH BARNEY MUNICIPAL HIGH INCOME FUND	November 28, 2003

SMITH BARNEY INVESTMENT FUNDS INC.
SMITH BARNEY GROUP SPECTRUM FUND	January 28, 2004
SMITH BARNEY HANSBERGER GLOBAL VALUE FUND	August 28, 2004
SMITH BARNEY MULTIPLE DISCIPLINE FUNDS — ALL CAP GROWTH AND VALUE FUND	August 28, 2004
SMITH BARNEY MULTIPLE DISCIPLINE FUNDS — BALANCED ALL CAP GROWTH AND VALUE FUND	August 2, 2004, as revised August 28, 2004
SMITH BARNEY MULTIPLE DISCIPLINE FUNDS — GLOBAL ALL CAP GROWTH AND VALUE FUND	August 28, 2004
SMITH BARNEY MULTIPLE DISCIPLINE FUNDS — LARGE CAP GROWTH AND VALUE FUND	August 28, 2004
SMITH BARNEY SMALL CAP VALUE FUND	January 28, 2004
SMITH BARNEY SMALL CAP GROWTH FUND	January 28, 2004

SMITH BARNEY INVESTMENT SERIES	February 27, 2004
SMITH BARNEY LARGE CAP CORE FUND

SMITH BARNEY INVESTMENT TRUST
SMITH BARNEY INTERMEDIATE MATURITY CALIFORNIA MUNICIPALS FUND	March 29, 2004
SMITH BARNEY INTERMEDIATE MATURITY NEW YORK MUNICIPALS FUND	March 29, 2004

SMITH BARNEY LARGE CAPITALIZATION GROWTH FUND	March 29, 2004
SMITH BARNEY MID CAP CORE FUND	March 29, 2004
SMITH BARNEY CLASSIC VALUES FUND	March 29, 2004

SMITH BARNEY MANAGED MUNICIPALS FUND INC.	June 28, 2004
SMITH BARNEY MASSACHUSETTS MUNICIPALS FUND	March 29, 2004

SMITH BARNEY MUNI FUNDS
FLORIDA PORTFOLIO	July 29, 2004
GEORGIA PORTFOLIO	July 29, 2004
LIMITED TERM PORTFOLIO	July 29, 2004
NATIONAL PORTFOLIO	July 29, 2004
NEW YORK PORTFOLIO	July 29, 2004
PENNSYLVANIA PORTFOLIO	July 29, 2004

SMITH BARNEY NEW JERSEY MUNICIPALS FUND, INC.	July 29, 2004
SMITH BARNEY OREGON MUNICIPALS FUND	August 27, 2004

SMITH BARNEY SECTOR SERIES FUND INC.	February 27, 2004
SMITH BARNEY FINANCIAL SERVICES FUND
SMITH BARNEY HEALTH SCIENCES FUND
SMITH BARNEY TECHNOLOGY FUND

SMITH BARNEY SMALL CAP CORE FUND, INC.	April 29, 2004

SMITH BARNEY TRUST II
SMITH BARNEY DIVERSIFIED LARGE CAP GROWTH FUND	February 28, 2004
SMITH BARNEY INTERNATIONAL LARGE CAP FUND	April 29, 2004
SMITH BARNEY SMALL CAP GROWTH OPPORTUNITIES FUND	February 28, 2004
SMITH BARNEY CAPITAL PRESERVATION FUND	February 28, 2004
SMITH BARNEY CAPITAL PRESERVATION FUND II	February 28, 2004

SMITH BARNEY SHORT DURATION MUNICIPAL INCOME FUND	February 28, 2004

SMITH BARNEY WORLD FUNDS, INC.
INTERNATIONAL ALL CAP GROWTH PORTFOLIO	February 27, 2004

Item 2:

The following information supersedes certain disclosure in the section of each fund’s Prospectus entitled “Principal Investment Strategies—Key Investments” and corresponding sections of each fund’s Statement of Additional Information:

Effective November 1, 2004, the funds listed below will consider small capitalization companies to be companies with market capitalization values not exceeding (i) $3 billion or (ii) the highest month-end market capitalization value of any stock in the Russell 2000 Index for the previous 12 months, whichever is greater. Securities of companies whose market capitalizations no longer meet this definition after purchase by a fund still will be considered to be securities of small capitalization companies for purposes of the fund’s 80% investment policy.

SMITH BARNEY INVESTMENT FUNDS INC.
SMITH BARNEY SMALL CAP GROWTH FUND	January 28, 2004
SMITH BARNEY SMALL CAP VALUE FUND	January 28, 2004

SMITH BARNEY SMALL CAP CORE FUND, INC.	April 29, 2004

SMITH BARNEY TRUST II
SMITH BARNEY SMALL CAP GROWTH OPPORTUNITIES FUND	February 28, 2004

Effective November 1, 2004, the funds listed below will consider mid capitalization companies to be companies with market capitalization values of at least $1 billion and not exceeding (i) $10 billion or (ii) the highest month-end market capitalization value of any stock in the Russell Mid Cap Index for the previous 12 months, whichever is greater. Securities of companies whose market capitalizations no longer meet this definition after purchase by a fund still will be considered to be securities of mid capitalization companies for purposes of the fund’s 80% investment policy.

SMITH BARNEY INVESTMENT TRUST
SMITH BARNEY MID CAP CORE FUND	March 29, 2004

Effective November 1, 2004, the funds listed below will consider large capitalization companies to be companies with market capitalizations similar to companies in the Russell 1000 Index. Securities of companies whose market capitalizations no longer meet this definition after purchase by a fund still will be considered securities of large capitalization companies for purposes of the fund’s 80% investment policy.

SMITH BARNEY FUNDS, INC.
LARGE CAP VALUE FUND	April 29, 2004

SMITH BARNEY INVESTMENT FUNDS INC.
SMITH BARNEY MULTIPLE DISCIPLINE FUNDS — LARGE CAP GROWTH AND VALUE FUND	August 28, 2004

SMITH BARNEY INVESTMENT TRUST
SMITH BARNEY LARGE CAPITALIZATION GROWTH FUND	March 29, 2004

SMITH BARNEY TRUST II
SMITH BARNEY DIVERSIFIED LARGE CAP GROWTH FUND	February 28, 2004
SMITH BARNEY INTERNATIONAL LARGE CAP FUND	April 29, 2004

Item 3:

The following information supersedes certain disclosure in the section of each fund’s Statement of Additional Information entitled “Purchase of Shares” or “Smith Barney Retirement Program”, as the case may be:

The fund has imposed certain share class eligibility requirements in connection with purchases by retirement plans, including but not limited to executive deferred compensation programs, group retirement plans and certain employee benefit plans, including employer-sponsored tax-qualified 401(k) plans and other defined contribution plans. Plans with a minimum of 100 participants or with assets in excess of $1 million are eligible to purchase the fund’s Class A shares. Each share class has varying service and distribution related fees as described elsewhere in this Statement of Additional Information.

Plan sponsors, plan fiduciaries and other financial intermediaries may, however, choose to impose qualification requirements for Plans that differ from the fund’s share class eligibility standards. In certain cases this could result in the selection of a share class with higher service and distribution related fees than would otherwise have been charged. The fund is not responsible for, and has no control over, the decision of any plan sponsor, plan fiduciary or financial intermediary to impose such differing requirements. Please consult with your plan sponsor, plan fiduciary or financial intermediary for more information about available share classes.

SMITH BARNEY AGGRESSIVE GROWTH FUND INC.	December 29, 2003

SMITH BARNEY ALLOCATION SERIES INC.	May 28, 2004
BALANCED PORTFOLIO
CONSERVATIVE PORTFOLIO
GROWTH PORTFOLIO
HIGH GROWTH PORTFOLIO
INCOME PORTFOLIO

SMITH BARNEY APPRECIATION FUND INC.	April 29, 2004

SMITH BARNEY EQUITY FUNDS	May 28, 2004
SMITH BARNEY SOCIAL AWARENESS FUND

SMITH BARNEY FUNDAMENTAL VALUE FUND INC.	January 28, 2004

SMITH BARNEY FUNDS, INC.
LARGE CAP VALUE FUND	April 29, 2004
SHORT-TERM INVESTMENT GRADE BOND FUND	April 29, 2004
U.S. GOVERNMENT SECURITIES FUND	April 29, 2004

SMITH BARNEY INCOME FUNDS
SMITH BARNEY DIVIDEND AND INCOME FUND	November 28, 2003
SB CONVERTIBLE FUND	November 28, 2003
Smith Barney Shares
SMITH BARNEY DIVERSIFIED STRATEGIC INCOME FUND	November 28, 2003
SMITH BARNEY EXCHANGE RESERVE FUND	November 28, 2003
SMITH BARNEY HIGH INCOME FUND	November 28, 2003
SB CAPITAL AND INCOME FUND	April 29, 2004
Smith Barney Shares
SMITH BARNEY TOTAL RETURN BOND FUND	November 28, 2003

SMITH BARNEY INVESTMENT FUNDS INC.
SMITH BARNEY GOVERNMENT SECURITIES FUND	April 29, 2004
SMITH BARNEY GROUP SPECTRUM FUND	January 28, 2004
SMITH BARNEY HANSBERGER GLOBAL VALUE FUND	August 28, 2004
SMITH BARNEY INVESTMENT GRADE BOND FUND	April 29, 2004
SMITH BARNEY MULTIPLE DISCIPLINE FUNDS — ALL CAP GROWTH AND VALUE FUND	August 28, 2004
SMITH BARNEY MULTIPLE DISCIPLINE FUNDS — BALANCED ALL CAP GROWTH AND VALUE FUND	August 2, 2004, as revised August 28, 2004
SMITH BARNEY MULTIPLE DISCIPLINE FUNDS — GLOBAL ALL CAP GROWTH AND VALUE FUND	August 28, 2004
SMITH BARNEY MULTIPLE DISCIPLINE FUNDS — LARGE CAP GROWTH AND VALUE FUND	August 28, 2004
SMITH BARNEY SMALL CAP VALUE FUND	January 28, 2004
SMITH BARNEY SMALL CAP GROWTH FUND	January 28, 2004

SMITH BARNEY INVESTMENT SERIES	February 27, 2004
SB GROWTH AND INCOME FUND
Smith Barney Shares
SMITH BARNEY INTERNATIONAL FUND
SMITH BARNEY LARGE CAP CORE FUND

SMITH BARNEY INVESTMENT TRUST
SMITH BARNEY LARGE CAPITALIZATION GROWTH FUND	March 29, 2004
SMITH BARNEY S&P 500 INDEX FUND	April 29, 2004
Smith Barney Shares
Citi Shares
SMITH BARNEY MID CAP CORE FUND	March 29, 2004
SMITH BARNEY CLASSIC VALUES FUND	March 29, 2004

SMITH BARNEY MANAGED GOVERNMENTS FUND INC.	November 28, 2003

SMITH BARNEY MONEY FUNDS, INC.	April 29, 2004
CASH PORTFOLIO
GOVERNMENT PORTFOLIO

SMITH BARNEY SECTOR SERIES FUND INC.	February 27, 2004
SMITH BARNEY FINANCIAL SERVICES FUND
SMITH BARNEY HEALTH SCIENCES FUND
SMITH BARNEY TECHNOLOGY FUND

SMITH BARNEY SMALL CAP CORE FUND, INC.	April 29, 2004

SMITH BARNEY TRUST II
SMITH BARNEY DIVERSIFIED LARGE CAP GROWTH FUND	February 28, 2004
SMITH BARNEY INTERNATIONAL LARGE CAP FUND	April 29, 2004
SMITH BARNEY SMALL CAP GROWTH OPPORTUNITIES FUND	February 28, 2004
SMITH BARNEY SHORT DURATION MUNICIPAL INCOME FUND	February 28, 2004

SMITH BARNEY WORLD FUNDS, INC.
INTERNATIONAL ALL CAP GROWTH PORTFOLIO	February 27, 2004

Item 4:

The following information supersedes certain disclosure in each fund’s Prospectus and Statement of Additional Information:

Share certificates for each fund listed below will no longer be issued.

If you currently hold share certificates of a fund below, such certificates will continue to be honored.

CITIFUNDS TRUST III
CITI CONNECTICUT TAX FREE RESERVES SMITH BARNEY CONNECTICUT MONEY MARKET PORTFOLIO Class A and Y Shares	December 29, 2003

SMITH BARNEY AGGRESSIVE GROWTH FUND INC.	December 29, 2003

SMITH BARNEY ALLOCATION SERIES INC.	May 28, 2004
BALANCED PORTFOLIO
CONSERVATIVE PORTFOLIO
GROWTH PORTFOLIO
HIGH GROWTH PORTFOLIO
INCOME PORTFOLIO

SMITH BARNEY APPRECIATION FUND INC.	April 29, 2004

SMITH BARNEY CALIFORNIA MUNICIPALS FUND INC.	June 28, 2004

SMITH BARNEY EQUITY FUNDS	May 28, 2004
SMITH BARNEY SOCIAL AWARENESS FUND

SMITH BARNEY FUNDAMENTAL VALUE FUND INC.	January 28, 2004

SMITH BARNEY FUNDS, INC.
LARGE CAP VALUE FUND	April 29, 2004
SHORT-TERM INVESTMENT GRADE BOND FUND	April 29, 2004
U.S. GOVERNMENT SECURITIES FUND	April 29, 2004

SMITH BARNEY INCOME FUNDS
SMITH BARNEY DIVIDEND AND INCOME FUND	November 28, 2003
SB CONVERTIBLE FUND	November 28, 2003
Smith Barney Shares
SMITH BARNEY DIVERSIFIED STRATEGIC INCOME FUND	November 28, 2003
SMITH BARNEY EXCHANGE RESERVE FUND	November 28, 2003
SMITH BARNEY HIGH INCOME FUND	November 28, 2003
SMITH BARNEY MUNICIPAL HIGH INCOME FUND	November 28, 2003
SB CAPITAL AND INCOME FUND	April 29, 2004
Smith Barney Shares
SMITH BARNEY TOTAL RETURN BOND FUND	November 28, 2003

SMITH BARNEY INVESTMENT FUNDS INC.
SMITH BARNEY GOVERNMENT SECURITIES FUND	April 29, 2004
SMITH BARNEY GROUP SPECTRUM FUND	January 28, 2004
SMITH BARNEY HANSBERGER GLOBAL VALUE FUND	August 28, 2004
SMITH BARNEY INVESTMENT GRADE BOND FUND	April 29, 2004
SMITH BARNEY MULTIPLE DISCIPLINE FUNDS — ALL CAP GROWTH AND VALUE FUND	August 28, 2004
SMITH BARNEY MULTIPLE DISCIPLINE FUNDS — BALANCED ALL CAP GROWTH AND VALUE FUND	August 2, 2004, as revised August 28, 2004

SMITH BARNEY MULTIPLE DISCIPLINE FUNDS — GLOBAL ALL CAP GROWTH AND VALUE FUND	August 28, 2004
SMITH BARNEY MULTIPLE DISCIPLINE FUNDS — LARGE CAP GROWTH AND VALUE FUND	August 28, 2004
SMITH BARNEY SMALL CAP VALUE FUND	January 28, 2004
SMITH BARNEY SMALL CAP GROWTH FUND	January 28, 2004

SMITH BARNEY INVESTMENT SERIES	February 27, 2004
SB GROWTH AND INCOME FUND
Smith Barney Shares
SMITH BARNEY INTERNATIONAL FUND
SMITH BARNEY LARGE CAP CORE FUND

SMITH BARNEY INVESTMENT TRUST
SMITH BARNEY INTERMEDIATE MATURITY CALIFORNIA MUNICIPALS FUND	March 29, 2004
SMITH BARNEY INTERMEDIATE MATURITY NEW YORK MUNICIPALS FUND	March 29, 2004
SMITH BARNEY LARGE CAPITALIZATION GROWTH FUND	March 29, 2004
SMITH BARNEY S&P 500 INDEX FUND	April 29, 2004
Smith Barney Shares
Citi Shares
SMITH BARNEY MID CAP CORE FUND	March 29, 2004
SMITH BARNEY CLASSIC VALUES FUND	March 29, 2004

SMITH BARNEY MANAGED GOVERNMENTS FUND INC.	November 28, 2003

SMITH BARNEY MANAGED MUNICIPALS FUND INC.	June 28, 2004

SMITH BARNEY MASSACHUSETTS MUNICIPALS FUND	March 29, 2004

SMITH BARNEY MONEY FUNDS, INC.	April 29, 2004
CASH PORTFOLIO
GOVERNMENT PORTFOLIO

SMITH BARNEY MUNI FUNDS
CALIFORNIA MONEY MARKET PORTFOLIO	July 29, 2004
FLORIDA PORTFOLIO	July 29, 2004
GEORGIA PORTFOLIO	July 29, 2004
LIMITED TERM PORTFOLIO	July 29, 2004
MASSACHUSETTS MONEY MARKET PORTFOLIO	July 29, 2004
NATIONAL PORTFOLIO	July 29, 2004
NEW YORK MONEY MARKET PORTFOLIO	July 29, 2004
NEW YORK PORTFOLIO	July 29, 2004
PENNSYLVANIA PORTFOLIO	July 29, 2004

SMITH BARNEY MUNICIPAL MONEY MARKET FUND, INC.	July 29, 2004

SMITH BARNEY NEW JERSEY MUNICIPALS FUND, INC.	July 29, 2004

SMITH BARNEY OREGON MUNICIPALS FUND	August 27, 2004

SMITH BARNEY PRINCIPAL RETURN FUND
SECURITY AND GROWTH FUND	March 29, 2004

SMITH BARNEY SECTOR SERIES FUND INC.	February 27, 2004
SMITH BARNEY FINANCIAL SERVICES FUND
SMITH BARNEY HEALTH SCIENCES FUND
SMITH BARNEY TECHNOLOGY FUND

SMITH BARNEY SMALL CAP CORE FUND, INC.	April 29, 2004

SMITH BARNEY TRUST II
SMITH BARNEY DIVERSIFIED LARGE CAP GROWTH FUND	February 28, 2004
SMITH BARNEY INTERNATIONAL LARGE CAP FUND	April 29, 2004

SMITH BARNEY SMALL CAP GROWTH OPPORTUNITIES FUND	February 28, 2004
SMITH BARNEY CAPITAL PRESERVATION FUND	February 28, 2004
SMITH BARNEY CAPITAL PRESERVATION FUND II	February 28, 2004
SMITH BARNEY SHORT DURATION MUNICIPAL INCOME FUND	February 28, 2004

SMITH BARNEY WORLD FUNDS, INC.
INTERNATIONAL ALL CAP GROWTH PORTFOLIO	February 27, 2004

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